UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31, 2003

Date of reporting period:  JUNE 30, 2003



ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUND, INC., S&P 500 INDEX FUND - SEMIANNUAL REPORT FOR PERIOD ENDING JUNE 30, 2003



[LOGO OF USAA]
   USAA(R)

                       USAA S&P 500
                              INDEX Fund

                              [GRAPHIC OF USAA S&P 500 INDEX FUND]

             S e m i a n n u a l   R e p o r t

--------------------------------------------------------------------------------
    JUNE 30, 2003

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                        2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                        5

FINANCIAL INFORMATION

    Portfolio of Investments                                     14

    Notes to Portfolio of Investments                            28

    Financial Statements                                         29

    Notes to Financial Statements                                32

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                      "

                                            INSTEAD OF GOING TO THE

                                         MARKETS AND TAKING ON MORE RISK,

[PHOTO OF CHRISTOPHER W. CLAUS]       YOU SOMETIMES HAVE TO LET THE MARKETS

                                          COME TO YOU AND YOUR PLAN.

                                                      "
--------------------------------------------------------------------------------

                  The first half of 2003 was noteworthy for its drama. We witnessed the prelude to the war in Iraq and then the war itself. Equity investors, who had been anxious about the duration of the conflict, reacted with enthusiasm when the war appeared to be ending quickly. Stock prices generally rose and, except for some short-lived declines, continued to rise. By the end of June, it appeared that investor optimism, combined with the twin stimuli of fiscal and monetary policy, might have set the stage for the long-awaited economic recovery.

                  But when will the curtain actually rise? Certainly, we have been waiting longer than we would have liked or expected. And although productivity has improved and we have substantial manufacturing capacity (a result of the expansion of the 1990s), we believe two things must happen before we see a major upturn in the economy.

                  First, the unemployment rate must come down. Unfortunately, the current rebound has been "jobless." New jobs must be created if we are to see a sustained recovery. Second, corporations must begin to invest in their infrastructures, and currently those infrastructures are sufficient to meet demand. Since neither situation is likely to change overnight, we expect the rate of economic growth to be moderate, albeit steady, for the next quarter or two.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                  That said, it is important for investors to exercise patience and practice prudence. An asset allocation strategy can help give you the discipline to stick to your investment plan. Your plan can also help you manage risk, which is especially important in these uncertain times. Because money market interest rates are low, some investors have been tempted to "chase yields" and have moved into the high-yield bond market. However, if you invest in a sector while it is outperforming, you assume a significant amount of risk because you have no assurance that the sector will offer similar returns in the future.

                  Instead of going to the markets and taking on more risk, you sometimes have to let the markets come to you and your plan. At USAA, we are committed to helping you with your investment objectives by providing you with our best advice and a market-tested portfolio management team. We also offer exceptional service and a variety of pure no-load mutual funds. And because there are no excessive fees, sales loads, or contractual plans, and the expense ratios are competitive, more of your money is working for you. On behalf of all of us here at USAA Investment Management Company, I would like to thank you for your business.

                  Sincerely,

                  /s/ Christopher W. Claus

                  Christopher W. Claus
                  President and Vice Chairman of the Board

                  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                  FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                  MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA S&P 500 INDEX FUND

OBJECTIVE
--------------------------------------------------------------------------------

                  Seeks to match, before fees and expenses, the performance of the S&P 500 Index.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                  Normally, at least 80% of the Fund's assets will be invested in the stocks of companies composing the S&P 500 Index.

MEMBER SHARES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    6/30/03                       12/31/02
--------------------------------------------------------------------------------
Net Assets                     $1,647.9 Million               $1,419.5 Million
Net Asset Value Per Share           $14.64                         $13.22


--------------------------------------------------------------------------------
                AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/03
--------------------------------------------------------------------------------
12/31/02 TO 6/30/03*       1 YEAR        5 YEARS       SINCE INCEPTION ON 5/1/96
      11.43%               -0.05%         -1.80%                7.41%


REWARD SHARES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    6/30/03                       12/31/02
--------------------------------------------------------------------------------
Net Assets                       $296.4 Million                $245.7 Million
Net Asset Value Per Share            $14.64                         $13.22


--------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/03
--------------------------------------------------------------------------------
12/31/02 TO 6/30/03*              1 YEAR               SINCE INCEPTION ON 5/1/02
     11.51%                        0.13%                         -7.38%


* TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS RETURN IS CUMULATIVE.

                  TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA EXCLUDES THE IMPACT OF A $10 ACCOUNT MAINTENANCE FEE THAT IS ASSESSED ON ACCOUNTS OF LESS THAN $10,000. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE OF MEMBER SHARES WILL VARY FROM REWARD SHARES DUE TO DIFFERENCES IN FEES.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
                        CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

 [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

             USAA S&P 500 INDEX
             FUND-MEMBER SHARES    S&P 500 INDEX
             ------------------    -------------

5/2/1996        $ 10000.00          $ 10000.00
  May-96          10420.00            10427.00
  Jun-96          10441.89            10466.62
  Jul-96           9981.80            10004.00
  Aug-96          10191.84            10215.08
  Sep-96          10761.88            10789.17
  Oct-96          11053.02            11086.95
  Nov-96          11896.30            11924.02
  Dec-96          11669.21            11687.92
  Jan-97          12385.29            12417.25
  Feb-97          12486.15            12515.34
  Mar-97          11960.56            12002.21
  Apr-97          12679.62            12717.55
  May-97          13459.43            13494.59
  Jun-97          14057.07            14095.10
  Jul-97          15175.13            15215.66
  Aug-97          14321.33            14363.58
  Sep-97          15104.11            15149.27
  Oct-97          14594.18            14643.28
  Nov-97          15267.29            15321.27
  Dec-97          15523.31            15584.79
  Jan-98          15707.62            15756.22
  Feb-98          16823.75            16892.25
  Mar-98          17684.18            17757.13
  Apr-98          17848.49            17938.25
  May-98          17540.40            17629.72
  Jun-98          18249.03            18345.48
  Jul-98          18063.66            18151.02
  Aug-98          15458.12            15528.20
  Sep-98          16455.55            16523.56
  Oct-98          17798.43            17865.27
  Nov-98          18872.74            18947.90
  Dec-98          19966.12            20039.30
  Jan-99          20763.93            20876.95
  Feb-99          20121.54            20227.67
  Mar-99          20933.40            21036.78
  Apr-99          21744.53            21850.90
  May-99          21214.18            21335.22
  Jun-99          22401.70            22515.06
  Jul-99          21702.62            21814.84
  Aug-99          21587.85            21705.77
  Sep-99          21014.09            21111.03
  Oct-99          22312.42            22447.36
  Nov-99          22762.65            22903.04
  Dec-99          24093.91            24249.74
  Jan-00          22885.01            23032.40
  Feb-00          22454.01            22597.09
  Mar-00          24630.68            24807.08
  Apr-00          23892.61            24060.39
  May-00          23386.50            23567.15
  Jun-00          23955.85            24146.90
  Jul-00          23585.99            23770.21
  Aug-00          25044.27            25246.34
  Sep-00          23723.80            23913.34
  Oct-00          23617.84            23812.90
  Nov-00          21752.99            21936.44
  Dec-00          21860.53            22043.93
  Jan-01          22629.11            22826.49
  Feb-01          20564.93            20747.00
  Mar-01          19257.59            19433.71
  Apr-01          20744.02            20941.77
  May-01          20876.15            21082.08
  Jun-01          20359.25            20569.78
  Jul-01          20160.52            20368.20
  Aug-01          18901.87            19095.19
  Sep-01          17374.76            17554.21
  Oct-01          17707.18            17889.49
  Nov-01          19059.04            19261.62
  Dec-01          19217.55            19431.12
  Jan-02          18939.20            19147.42
  Feb-02          18571.77            18777.88
  Mar-02          19262.51            19483.93
  Apr-02          18090.01            18303.20
  May-02          17956.01            18169.59
  Jun-02          16670.49            16875.91
  Jul-02          15382.11            15561.28
  Aug-02          15471.74            15662.43
  Sep-02          13788.10            13961.49
  Oct-02          15003.71            15188.70
  Nov-02          15881.64            16081.80
  Dec-02          14953.39            15137.80
  Jan-03          14546.49            14742.70
  Feb-03          14331.74            14521.12
  Mar-03          14455.83            14661.71
  Apr-03          15647.25            15868.84
  May-03          16464.22            16704.13
  Jun-03          16662.20            16917.51


              [END CHART]

                  DATA FROM 5/2/96* THROUGH 6/30/03.

                  The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500 Index Fund's Member Shares closely tracks the S&P 500 Index. The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

                  'STANDARD & POOR'S(R)', 'S&P(R)', 'S&P 500(R)', 'STANDARD & POOR'S 500', AND '500' ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY THE USAA S&P 500 INDEX FUND. THE USAA S&P 500 INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE USAA S&P 500 INDEX FUND. O INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

                  NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

                  * DATE THE FUND INITIALLY INVESTED IN SECURITIES REPRESENTED
                    BY THE INDEX.

 . . . C O N T I N U E D
========================--------------------------------------------------------

--------------------------------------------------------------------------------
                         CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

 [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

           USAA S&P 500 INDEX
           FUND-REWARD SHARES   S&P 500 INDEX
           ------------------   -------------

 4/31/02      $ 10000.00         $ 10000.00
 5/31/02         9834.86            9926.59
 6/30/02         9132.62            9219.76
 7/31/02         8426.81            8501.25
 8/31/02         8482.04            8556.91
 9/30/02         7559.41            7627.87
10/31/02         8225.87            8298.51
11/30/02         8707.21            8786.48
12/31/02         8200.15            8270.55
 1/31/03         7977.01            8054.31
 2/28/03         7859.25            7933.28
 3/31/03         7935.34            8010.09
 4/30/03         8582.61            8669.58
 5/31/03         9030.72            9125.92
 6/30/03         9144.24            9242.49


              [END CHART]

                  DATA FROM 5/01/02* THROUGH 6/30/03.

                  The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500 Index Fund's Reward Shares closely tracks the S&P 500 Index. The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

                  NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

                  * DATE REWARD SHARES WERE INTRODUCED.

8

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

HOW DID THE FUND PERFORM OVER THE FIRST HALF OF 2003?

                  The USAA S&P 500 Index Fund tracked its benchmark, the S&P 500 Index, for the six months ended June 30, 2003. The Fund produced a return of 11.43% (Member Shares) for the period, compared to 11.75% for the benchmark. The Fund modestly outperformed the Lipper S&P 500 Index Funds Average semiannual return of 11.37%. The Lipper S&P 500 Index Funds Average is the average performance level of all funds that attempt to replicate the performance of the S&P 500 Index, as reported by Lipper, Inc., an independent organization that monitors the performance of mutual funds.

WHAT WERE THE PRIMARY FACTORS AFFECTING THE U.S. EQUITY MARKETS DURING THE PAST SIX MONTHS?

                  In a welcome turnabout from the past three years, U.S. equities gained ground for the six months ended June 30, 2003. Still, the S&P 500 Index saw divergent performance within the semiannual period.

                  During the first quarter of 2003, the S&P 500 Index declined 3.15% as equities partially offset the market rally of the fourth quarter of 2002. After starting the new year on a positive note, equity markets peaked during the second week of January and then started a sustained decline as fears surrounding the likely war with Iraq heightened. Economic activity slowed as the geopolitical concerns reverberated throughout most sectors. Indeed, virtually every major indicator proved weaker than expected as full-year U.S. gross domestic product growth estimates continued to be reduced. By the beginning of March, a "war

                  REFER TO PAGE 6 FOR THE S&P 500 INDEX DEFINITION.

                  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                  relief" rally took place, erasing much of the quarter's decline as investors grew optimistic that the war would not last very long.

                  During the second quarter, the S&P 500 Index was up 15.39%, marking the largest single quarter gain for the index in four years. Economic and political conditions improved, leading investors to favor equities. A significant number of corporate earnings announcements during the quarter met or exceeded expectations, and earnings estimates were revised upward. Furthermore, the low interest rate environment and declining yields on bond investments drew more attention to equities as investors sought higher returns. The case for owning equities was strengthened further by a $350 billion U.S. tax cut, an accommodative Federal Reserve Board, and a declining dollar that benefited U.S. companies that distribute products and services overseas. Finally, while the journey to freedom and democracy in Iraq is by no means at an end, the conclusion of active military operations toward the end of April provided the equity markets with a degree of geopolitical stability not seen in the last two years or so.

                  For the semiannual period overall, large-cap stocks, as measured by the S&P 500 Index, underperformed mid-cap and small-cap stocks, as measured by the S&P MidCap 400 Index and the Russell 2000 Index, respectively. Within the large-cap sector, value-oriented stocks only modestly outperformed growth-oriented stocks, with year-to-date returns separated by approximately 1%, as measured by the S&P 500 Barra Value Index versus the S&P 500 Barra Growth Index.

WHICH SECTORS AND STOCKS WITHIN THE S&P 500 INDEX WERE THE BEST AND WORST PERFORMERS?

                  For the six months, sector performance within the S&P 500 Index was positive across the board. Financials, information technology, and consumer discretionary were the best

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                  performing sectors. Telecommunications services, materials, and consumer staples were the worst performing sectors for the period. The financials sector continued to be the largest weight within the S&P 500 Index through the period, accounting for 20.3% of the index's market capitalization at June 30, 2003. However, the biggest changes in weighting within the index during the first half of the year came from the consumer staples, information technology, and utilities sectors, which each grew in weighting, and from the consumer discretionary, industrials, and telecommunications services sectors, which each declined in index weighting.

                  The best semiannual returns among the S&P 500 Index stocks came from General Electric Co., Citigroup, Inc., and Intel Corp. The worst performing individual stocks based on total return were American International Group, Inc., SBC Communications, Inc., and AT&T Corp.

WHAT WERE THE MAJOR CHANGES TO THE S&P 500 INDEX DURING THE SEMIANNUAL PERIOD?

                  In all, there were just five additions and deletions to the S&P 500 Index for the first half of the year. Perhaps most notable was the deletion of Pharmacia Corp. during the second quarter and its replacement by Federated Investors, Inc. Pharmacia was acquired by S&P 500 component Pfizer, Inc. On the last day of the first quarter, Household International, Inc. was deleted and replaced by Symantec Corp. Household International was bought out by foreign-owned HSBC Holdings plc, and thus became ineligible for a place in the index.

WHAT INVESTMENT STRATEGIES DO YOU INTEND TO PURSUE IN THE FUND?

                  As managers of an index fund that seeks to replicate as closely as possible (before deduction of expenses) the broad diversification

 . . . C O N T I N U E D
========================--------------------------------------------------------

                  and returns of the S&P 500 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets as we seek to closely track the performance of the S&P 500 Index.

                  THE S&P MIDCAP 400 INDEX CONSISTS OF 400 DOMESTIC STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION.

                  THE S&P 500/BARRA VALUE INDICES ARE DESIGNED TO DIFFERENTIATE BETWEEN FAST GROWING COMPANIES AND SLOWER GROWING OR UNDERVALUED COMPANIES. STANDARD & POOR'S AND BARRA COOPERATE TO EMPLOY A PRICE-TO-BOOK-VALUE CALCULATION, WHEREBY THE MARKET CAPITALIZATION OF AN INDEX (S&P 500, S&P MIDCAP 400, S&P SMALLCAP 600) IS DIVIDED EQUALLY BETWEEN GROWTH AND VALUE.

                  THE S&P 500/BARRA GROWTH INDICES ARE DESIGNED TO DIFFERENTIATE BETWEEN FAST GROWING COMPANIES AND SLOWER GROWING OR UNDERVALUED COMPANIES. STANDARD & POOR'S AND BARRA COOPERATE TO EMPLOY A PRICE-TO-BOOK-VALUE CALCULATION, WHEREBY THE MARKET CAPITALIZATION OF AN INDEX (S&P 500, S&P MIDCAP 400, S&P SMALLCAP 600) IS DIVIDED EQUALLY BETWEEN GROWTH AND VALUE.

                  THE RUSSELL 2000 INDEX MEASURES THE PERFORMANCE OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX, WHICH REPRESENTS APPROXIMATELY 8% OF THE TOTAL MARKET CAPITALIZATION OF THE RUSSELL 3000 INDEX.

                  YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-27.

                  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

-----------------------------------------------
           TOP 10 EQUITY HOLDINGS
             (% of Net Assets)
-----------------------------------------------

General Electric Co.                     3.2%

Microsoft Corp.                          3.0%

Pfizer, Inc.                             3.0%

Exxon Mobil Corp.                        2.6%

Wal-Mart Stores, Inc.                    2.6%

Citigroup, Inc.                          2.4%

Johnson & Johnson, Inc.                  1.7%

American International Group, Inc.       1.6%

International Business Machines Corp.    1.6%

Intel Corp.                              1.5%

-----------------------------------------------

-----------------------------------------------
             TOP 10 INDUSTRIES
             (% of Net Assets)
-----------------------------------------------

Pharmaceuticals                          9.7%

Diversified Banks                        4.3%

Industrial Conglomerates                 4.2%

Integrated Oil & Gas                     4.2%

Systems Software                         4.2%

Computer Hardware                        3.5%

Integrated Telecommunication Services    3.3%

Hypermarkets & Super Centers             2.8%

Semiconductors                           2.7%

Other Diversified Financial Services     2.5%

-----------------------------------------------

 . . . C O N T I N U E D
========================--------------------------------------------------------

                          SECTOR ALLOCATION*
                                6/30/03

                   [PIE CHART OF SECTOR ALLOCATION]

Materials                                                         2.6%
Utilities                                                         3.0%
Telecommunication Services                                        3.8%
Health Care                                                      14.6%
Financials                                                       20.3%
Consumer Staples                                                 11.6%
Energy                                                            5.7%
Industrials                                                      10.3%
Information Technology                                           16.0%
Consumer Discretionary                                           10.9%

                              [END CHART]

                 * EXCLUDES MONEY MARKET INSTRUMENTS.

 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-27.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA S&P 500 INDEX FUND

JUNE 30, 2003 (UNAUDITED)

                                                             MARKET
   NUMBER                                                     VALUE
OF SHARES     SECURITY                                        (000)
-------------------------------------------------------------------
              COMMON STOCKS  (98.8%)

   82,900     3M Co.                                    $    10,692
  331,700     Abbott Laboratories                            14,515
   56,800     ACE Ltd.                                        1,948
  164,800     ADC Telecommunications, Inc.*                     384
   50,300     Adobe Systems, Inc.                             1,613
    8,700     Adolph Coors Co. "B"                              426
   76,000     Advanced Micro Devices, Inc.*                     487
  131,400     AES Corp.*                                        834
   31,500     Aetna, Inc.                                     1,896
  110,700     AFLAC, Inc.                                     3,404
   98,900     Agilent Technologies, Inc.*                     1,933
   47,700     Air Products & Chemicals, Inc.                  1,984
   11,300     Alberto-Culver Co. "B"                            577
   81,600     Albertson's, Inc.                               1,567
  180,800     Alcoa, Inc.                                     4,610
   27,900     Allegheny Energy, Inc.                            236
   15,500     Allegheny Technologies, Inc.                      102
   27,000     Allergan, Inc.                                  2,082
   39,800     Allied Waste Industries, Inc.*                    400
  151,600     Allstate Corp.                                  5,405
   65,600     ALLTEL Corp.                                    3,163
   80,500     Altera Corp.*                                   1,320
  431,400     Altria Group, Inc.                             19,603
   21,300     AMBAC Financial Group, Inc.                     1,411
   20,500     Amerada Hess Corp.                              1,008
   31,700     Ameren Corp.                                    1,398
   87,800     American Electric Power Co.                     2,619
  280,200     American Express Co.                           11,715
   11,700     American Greetings Corp. "A"*                     230
  556,349     American International Group, Inc.             30,699
   43,100     American Power Conversion Corp.                   672
   15,800     American Standard Companies, Inc.*              1,168
   22,859     AmerisourceBergen Corp.                         1,585
  270,448     Amgen, Inc.*                                   17,969
   72,500     AmSouth Bancorp                                 1,583
   51,900     Anadarko Petroleum Corp.                        2,308
   79,700     Analog Devices, Inc.*                           2,775
   23,700     Andrew Corp.*                                     218
  177,800     Anheuser-Busch Companies, Inc.                  9,077
   29,182     Anthem, Inc.*                                   2,251

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                   (continued)

USAA S&P 500 INDEX FUND

JUNE 30, 2003 (UNAUDITED)

                                                                 MARKET
   NUMBER                                                         VALUE
OF SHARES     SECURITY                                            (000)
-----------------------------------------------------------------------
  966,800     AOL Time Warner, Inc.*                        $    15,556
   64,900     Aon Corp.                                           1,563
   32,300     Apache Corp.                                        2,101
   19,100     Apartment Investment & Management Co. "A"             661
   37,300     Apollo Group, Inc. "A"*                             2,304
   78,600     Apple Computer, Inc.*                               1,503
   45,300     Applera Corp. - Applied Biosystems Group              862
  359,300     Applied Materials, Inc.*                            5,698
   62,800     Applied Micro Circuits Corp.*                         380
  133,780     Archer-Daniels-Midland Co.                          1,722
   13,800     Ashland, Inc.                                         423
  169,280     AT&T Corp.                                          3,259
  576,300     AT&T Wireless Services, Inc.*                       4,731
   27,200     Autodesk, Inc.                                        440
  127,500     Automatic Data Processing, Inc.                     4,317
   63,700     AutoNation, Inc.*                                   1,001
   20,900     AutoZone, Inc.*                                     1,588
   77,072     Avaya, Inc.*                                          498
   22,900     Avery Dennison Corp.                                1,150
   49,100     Avon Products, Inc.                                 3,054
   71,100     Baker Hughes, Inc.                                  2,387
   12,800     Ball Corp.                                            583
  317,700     Bank of America Corp.                              25,108
  160,700     Bank of New York Co., Inc.                          4,620
  248,700     Bank One Corp.                                      9,247
   11,800     Bausch & Lomb, Inc.                                   442
  126,100     Baxter International, Inc.                          3,279
   98,000     BB&T Corp.                                          3,361
   21,200     Bear Stearns Companies, Inc.                        1,535
   54,200     Becton, Dickinson & Co.                             2,106
   62,600     Bed Bath & Beyond, Inc.*                            2,429
  395,800     BellSouth Corp.                                    10,540
   10,900     Bemis Co., Inc.                                       510
   68,100     Best Buy Co., Inc.*                                 2,991
   24,200     Big Lots, Inc.*                                       364
   31,000     Biogen, Inc.*                                       1,178
   56,200     Biomet, Inc.                                        1,611
   34,000     BJ Services Co.*                                    1,270
   17,500     Black & Decker Corp.                                  760
   51,300     BMC Software, Inc.*                                   838
  182,400     Boeing Co.                                          6,260

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                   (continued)

USAA S&P 500 INDEX FUND

JUNE 30, 2003 (UNAUDITED)

                                                             MARKET
   NUMBER                                                     VALUE
OF SHARES     SECURITY                                        (000)
-------------------------------------------------------------------
   11,900     Boise Cascade Corp.                       $       284
   88,600     Boston Scientific Corp.*                        5,413
  418,100     Bristol-Myers Squibb Co.                       11,351
   59,100     Broadcom Corp. "A"*                             1,472
   12,500     Brown-Forman Corp. "B"                            983
   18,300     Brunswick Corp.                                   458
   75,400     Burlington Northern Santa Fe Corp.              2,144
   43,100     Burlington Resources, Inc.                      2,330
   11,000     C.R. Bard, Inc.                                   784
   78,400     Calpine Corp.*                                    517
   90,100     Campbell Soup Co.                               2,207
   49,700     Capital One Financial Corp.                     2,444
   95,215     Cardinal Health, Inc.                           6,122
  134,100     Carnival Corp. "A"                              4,360
   71,800     Caterpillar, Inc.                               3,996
  216,710     Cendant Corp.*                                  3,970
   63,200     CenterPoint Energy, Inc.                          515
   13,200     Centex Corp.                                    1,027
   30,100     CenturyTel, Inc.                                1,049
  295,700     Charles Schwab Corp.                            2,984
   45,784     Charter One Financial, Inc.                     1,428
  226,865     ChevronTexaco Corp.                            16,380
   41,300     Chiron Corp.*                                   1,806
   41,100     Chubb Corp.                                     2,466
   94,600     CIENA Corp.*                                      491
   29,100     CIGNA Corp.                                     1,366
   32,900     Cincinnati Financial Corp.                      1,220
   32,400     Cinergy Corp.                                   1,192
   36,700     Cintas Corp.                                    1,301
   43,700     Circuit City Group                                385
1,506,900     Cisco Systems, Inc.*                           25,150
1,100,400     Citigroup, Inc.                                47,097
   61,600     Citizens Communications Co.*                      794
   34,900     Citrix Systems, Inc.*                             711
  130,000     Clear Channel Communications, Inc.*             5,511
   46,200     Clorox Co.                                      1,970
   31,700     CMS Energy Corp.                                  257
  524,800     Coca-Cola Co.                                  24,356
   96,700     Coca-Cola Enterprises, Inc.                     1,755
  115,800     Colgate-Palmolive Co.                           6,711
  482,194     Comcast Corp. "A"*                             14,553

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                   (continued)

USAA S&P 500 INDEX FUND

JUNE 30, 2003 (UNAUDITED)

                                                                 MARKET
   NUMBER                                                         VALUE
OF SHARES     SECURITY                                            (000)
-----------------------------------------------------------------------
   37,900     Comerica, Inc.                                $     1,762
  126,300     Computer Associates International, Inc.             2,814
   39,400     Computer Sciences Corp.*                            1,502
   69,600     Compuware Corp.*                                      402
   39,700     Comverse Technology, Inc.*                            597
  117,600     ConAgra Foods, Inc.                                 2,775
  107,200     Concord EFS, Inc.*                                  1,578
  147,854     ConocoPhillips                                      8,102
   51,000     Consolidated Edison, Inc.                           2,207
   33,300     Constellation Energy Group, Inc.                    1,142
   36,000     Convergys Corp.*                                      576
   20,400     Cooper Industries, Inc.                               843
   13,100     Cooper Tire & Rubber Co.                              230
  274,700     Corning, Inc.*                                      2,030
  100,000     Costco Co., Inc.*                                   3,660
   26,500     Countrywide Financial Corp.                         1,844
   12,500     Crane Co.                                             283
   48,000     CSX Corp.                                           1,444
    9,500     Cummins, Inc.                                         341
   84,100     CVS Corp.                                           2,357
   27,500     Dana Corp.                                            318
   32,900     Danaher Corp.                                       2,239
   34,650     Darden Restaurants, Inc.                              658
   50,600     Deere & Co.                                         2,312
  552,200     Dell Computer Corp.*                               17,648
  119,500     Delphi Corp.                                        1,031
   24,000     Delta Air Lines, Inc.                                 352
   13,300     Deluxe Corp.                                          596
   47,600     Devon Energy Corp.                                  2,542
   17,000     Dillard's, Inc. "A"                                   229
   70,300     Dollar General Corp.                                1,284
   63,500     Dominion Resources, Inc. "A"                        4,081
   42,800     Dover Corp.                                         1,282
  198,200     Dow Chemical Co.                                    6,136
   19,000     Dow Jones & Co., Inc.                                 818
   32,600     DTE Energy Co.                                      1,260
  188,900     Duke Energy Corp.                                   3,769
   84,921     Dynegy, Inc. "A"                                      357
  216,100     E.I. du Pont de Nemours & Co.                       8,998
   15,800     Eastman Chemical Co.                                  500
   61,200     Eastman Kodak Co.                                   1,674

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                   (continued)

USAA S&P 500 INDEX FUND

JUNE 30, 2003 (UNAUDITED)

                                                               MARKET
   NUMBER                                                       VALUE
OF SHARES     SECURITY                                          (000)
---------------------------------------------------------------------
   14,900     Eaton Corp.                                 $     1,171
   67,300     eBay, Inc.*                                       7,011
   57,400     Ecolab, Inc.                                      1,469
   68,000     Edison International*                             1,117
  127,800     El Paso Corp.                                     1,033
   31,100     Electronic Arts, Inc.*                            2,301
  100,400     Electronic Data Systems Corp.                     2,154
  240,300     Eli Lilly & Co.                                  16,573
  465,000     EMC Corp.*                                        4,869
   89,700     Emerson Electric Co.                              4,584
   25,200     Engelhard Corp.                                     624
   48,900     Entergy Corp.                                     2,581
   26,500     EOG Resources, Inc.                               1,109
   29,600     Equifax, Inc.                                       770
   91,400     Equity Office Properties Trust                    2,469
   54,800     Equity Residential Properties Trust               1,422
   72,100     Exelon Corp.                                      4,312
1,423,100     Exxon Mobil Corp.                                51,104
   36,100     Family Dollar Stores, Inc.                        1,377
  208,700     Fannie Mae                                       14,075
   40,000     Federated Dept. Stores, Inc.                      1,474
   22,800     Federated Investors, Inc. "B"                       625
   63,400     FedEx Corp.                                       3,933
  123,700     Fifth Third Bancorp                               7,093
  159,200     First Data Corp.                                  6,597
   27,400     First Tennessee National Corp.                    1,203
   66,750     FirstEnergy Corp.                                 2,567
   40,400     Fiserv, Inc.*                                     1,439
  228,500     Fleet Boston Financial Corp.                      6,789
   17,300     Fluor Corp.                                         582
  393,200     Ford Motor Co.                                    4,321
   76,500     Forest Laboratories, Inc.*                        4,188
   30,600     Fortune Brands, Inc.                              1,597
   40,100     FPL Group, Inc.                                   2,681
   54,900     Franklin Resources, Inc.                          2,145
  149,200     Freddie Mac                                       7,575
   33,900     Freeport-McMoRan Copper & Gold, Inc. "B"            831
   56,700     Gannett Co., Inc.                                 4,355
  186,600     Gap, Inc.                                         3,501
   62,000     Gateway, Inc.*                                      226
   42,900     General Dynamics Corp.                            3,110

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                   (continued)

USAA S&P 500 INDEX FUND

JUNE 30, 2003 (UNAUDITED)

                                                                 MARKET
   NUMBER                                                         VALUE
OF SHARES     SECURITY                                            (000)
-----------------------------------------------------------------------
2,141,800     General Electric Co.                          $    61,427
   80,100     General Mills, Inc.                                 3,798
  117,200     General Motors Corp.                                4,219
   34,800     Genuine Parts Co.                                   1,114
   44,900     Genzyme Corp.*                                      1,877
   52,300     Georgia-Pacific Corp.                                 991
  222,300     Gillette Co.                                        7,082
   32,800     Golden West Financial Corp.                         2,624
   99,900     Goldman Sachs Group, Inc.                           8,367
   23,600     Goodrich Corp.                                        496
   34,200     Goodyear Tire & Rubber Co.                            180
    9,700     Great Lakes Chemical Corp.                            198
   65,500     Guidant Corp.                                       2,908
   37,400     H&R Block, Inc.                                     1,618
   73,600     H.J. Heinz Co.                                      2,427
   97,000     Halliburton Co.                                     2,231
   63,700     Harley-Davidson, Inc.                               2,539
   24,800     Harrah's Entertainment, Inc.*                         998
   61,400     Hartford Financial Services Group, Inc.             3,092
   35,600     Hasbro, Inc.                                          623
  107,200     HCA, Inc.                                           3,435
   53,900     Health Management Associates, Inc. "A"                994
   21,100     Hercules, Inc.*                                       209
   28,700     Hershey Foods Corp.                                 1,999
  646,511     Hewlett-Packard Co.                                13,771
   77,600     Hilton Hotels Corp.                                   992
  492,900     Home Depot, Inc.                                   16,325
  185,100     Honeywell International, Inc.                       4,970
   36,400     Humana, Inc.*                                         550
   52,700     Huntington Bancshares, Inc.                         1,029
   67,300     Illinois Tool Works, Inc.                           4,432
   57,200     IMS Health, Inc.                                    1,029
   35,800     Ingersoll-Rand Co., Ltd.                            1,694
1,397,500     Intel Corp.                                        29,046
  368,600     International Business Machines Corp.              30,409
   21,800     International Flavors & Fragrances, Inc.              696
   17,899     International Game Technology, Inc.                 1,832
  101,200     International Paper Co.                             3,616
   82,300     Interpublic Group of Companies, Inc.                1,101
   44,200     Intuit, Inc.*                                       1,968
   19,200     ITT Industries, Inc.                                1,257

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                   (continued)

USAA S&P 500 INDEX FUND

JUNE 30, 2003 (UNAUDITED)

                                                             MARKET
   NUMBER                                                     VALUE
OF SHARES     SECURITY                                        (000)
-------------------------------------------------------------------
   56,200     J.C. Penney Co., Inc.                     $       947
  436,200     J.P. Morgan Chase & Co.                        14,909
   41,900     Jabil Circuit, Inc.*                              926
   51,700     Janus Capital Group, Inc.                         848
  306,300     JDS Uniphase Corp.*                             1,075
   29,800     Jefferson-Pilot Corp.                           1,235
   64,400     John Hancock Financial Services, Inc.           1,979
  631,600     Johnson & Johnson, Inc.                        32,654
   19,300     Johnson Controls, Inc.                          1,652
   26,939     Jones Apparel Group, Inc.*                        788
   11,000     KB HOME                                           682
   88,600     Kellogg Co.                                     3,045
   22,300     Kerr-McGee Corp.                                  999
   91,500     KeyCorp                                         2,312
   34,000     Keyspan Corp.                                   1,205
  111,600     Kimberly-Clark Corp.                            5,819
   26,400     Kinder Morgan, Inc.                             1,443
   51,900     King Pharmaceuticals, Inc.*                       766
   40,500     KLA-Tencor Corp.*                               1,883
   16,500     Knight-Ridder, Inc.                             1,137
   71,300     Kohl's Corp.*                                   3,663
  161,600     Kroger Co.*                                     2,695
   40,800     Leggett & Platt, Inc.                             836
   51,200     Lehman Brothers Holdings, Inc.                  3,404
   26,500     Lexmark International, Inc.*                    1,875
  112,300     Limited Brands, Inc.                            1,741
   36,800     Lincoln National Corp.                          1,311
   66,000     Linear Technology Corp.                         2,126
   19,900     Liz Claiborne, Inc.                               701
   96,900     Lockheed Martin Corp.                           4,610
   38,100     Loews Corp.                                     1,802
   21,000     Louisiana-Pacific Corp.*                          228
  167,800     Lowe's Companies, Inc.                          7,207
   77,200     LSI Logic Corp.*                                  547
  854,400     Lucent Technologies, Inc.*                      1,734
   21,800     Manor Care, Inc.*                                 545
   67,900     Marathon Oil Corp.                              1,789
   49,900     Marriott International, Inc. "A"                1,917
  114,700     Marsh & McLennan Companies, Inc.                5,858
   44,200     Marshall & Ilsley Corp.                         1,352
  104,300     Masco Corp.                                     2,488

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==================--------------------------------------------------------------
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                   (continued)

USAA S&P 500 INDEX FUND

JUNE 30, 2003 (UNAUDITED)

                                                                 MARKET
   NUMBER                                                         VALUE
OF SHARES     SECURITY                                            (000)
-----------------------------------------------------------------------
   95,200     Mattel, Inc.                                  $     1,801
   69,100     Maxim Integrated Products, Inc.                     2,363
   62,100     May Department Stores Co.                           1,382
   16,200     Maytag Corp.                                          396
   29,900     MBIA, Inc.                                          1,458
  275,200     MBNA Corp.                                          5,735
   28,500     McCormick & Co., Inc.                                 775
   11,700     McDermott International, Inc.*                         74
  270,100     McDonald's Corp.                                    5,958
   41,100     McGraw-Hill, Inc.                                   2,548
   60,600     McKesson Corp.                                      2,166
   44,690     MeadWestvaco Corp.                                  1,104
   52,600     MedImmune, Inc.*                                    1,913
  258,700     Medtronic, Inc.                                    12,410
   93,700     Mellon Financial Corp.                              2,600
  479,500     Merck & Co., Inc.                                  29,034
   18,200     Mercury Interactive Corp.*                            703
    9,300     Meredith Corp.                                        409
  196,200     Merrill Lynch & Co., Inc.                           9,159
  160,300     MetLife, Inc.                                       4,540
   21,600     MGIC Investment Corp.                               1,007
  131,800     Micron Technology, Inc.*                            1,533
2,295,100     Microsoft Corp.                                    58,778
   10,100     Millipore Corp.*                                      448
   77,864     Mirant Corp.*                                         226
   43,400     Molex, Inc.                                         1,171
   56,661     Monsanto Co.                                        1,226
   22,900     Monster Worldwide, Inc.*                              452
   33,200     Moody's Corp.                                       1,750
  230,400     Morgan Stanley                                      9,850
  498,000     Motorola, Inc.                                      4,696
   32,800     Nabors Industries Ltd.*                             1,297
  132,500     National City Corp.                                 4,334
   38,100     National Semiconductor Corp.*                         751
   14,800     Navistar International Corp.*                         483
   20,300     NCR Corp.*                                            520
   73,700     Network Appliance, Inc.*                            1,195
   34,000     New York Times Co. "A"                              1,547
   57,900     Newell Rubbermaid, Inc.                             1,621
   86,200     Newmont Mining Corp.                                2,798
  217,600     Nextel Communications, Inc. "A"*                    3,934

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                   (continued)

USAA S&P 500 INDEX FUND

JUNE 30, 2003 (UNAUDITED)

                                                             MARKET
   NUMBER                                                     VALUE
OF SHARES     SECURITY                                        (000)
-------------------------------------------------------------------
   13,200     NICOR, Inc.                               $       490
   58,200     NIKE, Inc. "B"                                  3,113
   61,800     NiSource, Inc.                                  1,174
   28,200     Noble Corp.*                                      967
   29,100     Nordstrom, Inc.                                   568
   86,100     Norfolk Southern Corp.                          1,653
   32,700     North Fork Bancorp., Inc.                       1,114
   45,600     Northern Trust Corp.                            1,906
   38,403     Northrop Grumman Corp.                          3,314
   84,500     Novell, Inc.*                                     260
   32,200     Novellus Systems, Inc.*                         1,179
   15,600     Nucor Corp.                                       762
   33,400     NVIDIA Corp.*                                     769
   79,500     Occidental Petroleum Corp.                      2,667
   65,000     Office Depot, Inc.*                               943
   39,700     Omnicom Group, Inc.                             2,846
1,120,400     Oracle Corp.*                                  13,467
   24,600     PACCAR, Inc.                                    1,662
   30,700     Pactiv Corp.*                                     605
   26,000     Pall Corp.                                        585
   49,600     Parametric Technology Corp.*                      151
   25,000     Parker-Hannifin Corp.                           1,050
   81,600     Paychex, Inc.                                   2,392
    6,500     Peoples Energy Corp.                              279
   70,600     PeopleSoft, Inc.*                               1,242
   59,200     Pepsi Bottling Group, Inc.                      1,185
  369,400     PepsiCo, Inc.                                  16,438
   31,700     PerkinElmer, Inc.                                 438
1,691,320     Pfizer, Inc.                                   57,759
   90,300     PG&E Corp.*                                     1,910
   18,400     Phelps Dodge Corp.*                               705
   15,900     Pinnacle West Capital Corp.                       595
   52,300     Pitney-Bowes, Inc.                              2,009
   38,700     Plum Creek Timber Co., Inc.                     1,004
   34,600     PMC-Sierra, Inc.*                                 406
   58,900     PNC Financial Services Group, Inc.              2,875
   16,700     Power-One, Inc.*                                  119
   37,600     PPG Industries, Inc.                            1,908
   34,200     PPL Corp.                                       1,471
   35,300     Praxair, Inc.                                   2,122
   71,600     Principal Financial Group, Inc.                 2,309

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                   (continued)

USAA S&P 500 INDEX FUND

JUNE 30, 2003 (UNAUDITED)

                                                                  MARKET
   NUMBER                                                          VALUE
OF SHARES     SECURITY                                             (000)
------------------------------------------------------------------------
  276,995     Procter & Gamble Co.                           $    24,702
   47,600     Progress Energy, Inc.                                2,090
   46,200     Progressive Corp.                                    3,377
   66,200     Providian Financial Corp.*                             613
  120,900     Prudential Financial, Inc.                           4,068
   48,800     Public Service Enterprise Group, Inc.                2,062
   14,300     Pulte Homes, Inc.                                      882
   19,700     QLogic Corp.*                                          952
  170,200     QUALCOMM, Inc.                                       6,085
   23,040     Quest Diagnostics, Inc.*                             1,470
   28,800     Quintiles Transnational Corp.*                         409
  370,400     Qwest Communications International, Inc.*            1,771
   18,400     R.J. Reynolds Tobacco Holdings, Inc.                   685
   22,300     R.R. Donnelley & Sons Co.                              583
   35,400     RadioShack Corp.                                       931
   85,300     Raytheon Co.                                         2,801
   14,900     Reebok International Ltd.*                             501
   45,000     Regions Financial Corp.                              1,520
   38,100     Robert Half International, Inc.*                       722
   40,400     Rockwell Automation, Inc.                              963
   37,000     Rockwell Collins                                       911
   46,400     Rohm & Haas Co.                                      1,440
   20,000     Rowan Companies, Inc.                                  448
   14,100     Ryder System, Inc.                                     361
   29,600     Sabre Holdings Corp.                                   730
   30,100     SAFECO Corp.                                         1,062
   93,300     Safeway, Inc.*                                       1,909
  107,700     Sanmina-SCI Corp.*                                     680
  164,000     Sara Lee Corp.                                       3,085
  703,800     SBC Communications, Inc.                            17,982
  318,500     Schering-Plough Corp.                                5,924
  123,200     Schlumberger Ltd.                                    5,861
   32,300     Scientific-Atlanta, Inc.                               770
   18,300     Sealed Air Corp.*                                      872
   68,900     Sears, Roebuck & Co.                                 2,318
   40,600     Sempra Energy                                        1,158
   31,000     Sherwin-Williams Co.                                   833
  105,300     Siebel Systems, Inc.*                                1,005
   16,600     Sigma-Aldrich Corp.                                    899
   41,600     Simon Property Group, Inc.                           1,624
   97,200     SLM Corp.                                            3,807

24

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                   (continued)

USAA S&P 500 INDEX FUND

JUNE 30, 2003 (UNAUDITED)

                                                                MARKET
   NUMBER                                                        VALUE
OF SHARES     SECURITY                                           (000)
----------------------------------------------------------------------
   12,300     Snap-On, Inc.                                $       357
  170,100     Solectron Corp.*                                     636
  159,500     Southern Co.                                       4,970
   74,500     SouthTrust Corp.                                   2,026
  168,300     Southwest Airlines, Inc.                           2,895
  189,300     Sprint Corp.                                       2,726
  226,500     Sprint Corp. (PCS Group)*                          1,302
   37,800     St. Jude Medical, Inc.*                            2,173
   50,100     St. Paul Companies, Inc.                           1,829
   19,800     Stanley Works                                        546
  100,400     Staples, Inc.*                                     1,842
   80,900     Starbucks Corp.*                                   1,984
   41,300     Starwood Hotels & Resorts Worldwide, Inc.          1,181
   68,900     State Street Corp.                                 2,715
   42,800     Stryker Corp.                                      2,969
  701,000     Sun Microsystems, Inc.*                            3,225
   61,100     SunGard Data Systems, Inc.*                        1,583
   17,000     Sunoco, Inc.                                         642
   59,400     SunTrust Banks, Inc.                               3,525
   26,400     SUPERVALU, Inc.                                      563
   32,700     Symantec Corp.*                                    1,434
   51,500     Symbol Technologies, Inc.                            670
   67,200     Synovus Financial Corp.                            1,445
  137,400     Sysco Corp.                                        4,127
   28,000     T. Rowe Price Group, Inc.                          1,057
  192,400     Target Corp.                                       7,280
   42,700     TECO Energy, Inc.                                    512
   18,300     Tektronix, Inc.*                                     395
   88,000     Tellabs, Inc.*                                       578
   12,500     Temple-Inland, Inc.                                  536
   97,700     Tenet Healthcare Corp.*                            1,138
   38,200     Teradyne, Inc.*                                      661
  374,500     Texas Instruments, Inc.                            6,591
   29,800     Textron, Inc.                                      1,163
   36,400     Thermo Electron Corp.*                               765
   14,000     Thomas & Betts Corp.*                                202
   30,700     Tiffany & Co.                                      1,003
  108,800     TJX Companies, Inc.                                2,050
   24,500     Torchmark Corp.                                      913
   47,200     Toys "R" Us, Inc.*                                   572
   72,500     Transocean, Inc.                                   1,593

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND

JUNE 30, 2003 (UNAUDITED)

                                                                 MARKET
   NUMBER                                                         VALUE
OF SHARES     SECURITY                                            (000)
-----------------------------------------------------------------------
  213,091     Travelers Property Casualty Corp.             $     3,360
   63,500     Tribune Co.                                         3,067
   10,400     Tupperware Corp.                                      149
   71,600     TXU Corp.                                           1,607
  429,200     Tyco International Ltd.                             8,146
  412,800     U.S. Bancorp                                       10,114
   53,900     Union Pacific Corp.                                 3,127
   42,400     Union Planters Corp.                                1,316
   68,800     Unisys Corp.*                                         845
  240,900     United Parcel Service, Inc. "B"                    15,345
   23,300     United States Steel Corp.                             381
   99,700     United Technologies Corp.                           7,062
  128,000     UnitedHealth Group, Inc.                            6,432
   48,900     Univision Communications, Inc.*                     1,487
   55,800     Unocal Corp.                                        1,601
   59,200     UnumProvident Corp.                                   794
   36,600     UST, Inc.                                           1,282
   24,200     V.F. Corp.                                            822
   86,600     VERITAS Software Corp.*                             2,483
  591,300     Verizon Communications, Inc.                       23,327
  372,900     Viacom, Inc. "B"*                                  16,281
   24,100     Visteon Corp.                                         166
   18,900     Vulcan Materials Co.                                  701
   20,600     W.W. Grainger, Inc.                                   963
  291,800     Wachovia Corp.                                     11,660
  939,200     Wal-Mart Stores, Inc.                              50,407
  217,100     Walgreen Co.                                        6,535
  439,100     Walt Disney Co.                                     8,672
  198,200     Washington Mutual, Inc.                             8,186
  127,800     Waste Management, Inc.                              3,079
   27,600     Waters Corp.*                                         804
   24,300     Watson Pharmaceuticals, Inc.*                         981
   31,600     WellPoint Health Networks, Inc.*                    2,664
  361,600     Wells Fargo & Co.                                  18,225
   26,500     Wendy's International, Inc.                           768
   48,000     Weyerhaeuser Co.                                    2,592
   14,300     Whirlpool Corp.                                       911
  117,544     Williams Companies, Inc.                              929
   29,600     Winn-Dixie Stores, Inc.                               364
   47,100     Wm. Wrigley Jr. Co.                                 2,648
   16,500     Worthington Industries, Inc.                          221

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND

JUNE 30, 2003 (UNAUDITED)

                                                                            MARKET
    NUMBER                                                                   VALUE
 OF SHARES     SECURITY                                                      (000)
----------------------------------------------------------------------------------
   280,300     Wyeth                                                 $      12,768
    86,100     Xcel Energy, Inc.                                             1,295
   169,200     Xerox Corp.*                                                  1,792
    71,200     Xilinx, Inc.*                                                 1,802
    30,500     XL Capital Ltd. "A"                                           2,531
   130,700     Yahoo!, Inc.*                                                 4,282
    61,600     Yum! Brands, Inc.*                                            1,821
    41,500     Zimmer Holdings, Inc.*                                        1,870
    19,200     Zions Bancorp                                                   972
                                                                     -------------
               Total common stocks (cost: $2,134,523)                    1,921,266
                                                                     -------------

               MONEY MARKET INSTRUMENTS  (1.4%)

               MONEY MARKET FUND (0.17%)

24,070,071     Northern Institutional Funds-Diversified
                  Assets Portfolio, 0.91% (b) (cost: $24,070)               24,070
                                                                     -------------

 PRINCIPAL
    AMOUNT
     (000)
----------
               OTHER (1.23%)

    $3,225     U.S. Treasury Bill, 1.16%,
                  07/17/2003 (a) (cost: $3,224)                              3,224
                                                                     -------------
               Total money market instruments (cost: $27,294)               27,294
                                                                     -------------

               TOTAL INVESTMENTS (COST: $2,161,817)                  $   1,948,560
                                                                     =============

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND

JUNE 30, 2003 (UNAUDITED)

                                                        % OF
PORTFOLIO SUMMARY BY CONCENTRATION                NET ASSETS
-----------------------------------------------------------------
           Pharmaceuticals                              9.7%
           Diversified Banks                            4.3
           Industrial Conglomerates                     4.2
           Integrated Oil & Gas                         4.2
           Systems Software                             4.2
           Computer Hardware                            3.5
           Integrated Telecommunication Services        3.3
           Hypermarkets & Super Centers                 2.8
           Semiconductors                               2.7
           Other Diversified Financial Services         2.5
           Electric Utilities                           2.3
           Telecommunications Equipment                 2.3
           Soft Drinks                                  2.2
           Movies & Entertainment                       2.1
           Household Products                           2.0
           Regional Banks                               2.0
           Health Care Equipment                        1.9
           Investment Banking & Brokerage               1.8
           Multi-line Insurance                         1.8
           Thrifts & Mortgage Finance                   1.8
           Aerospace & Defense                          1.7
           Biotechnology                                1.3
           Home Improvement Retail                      1.3
           Property & Casualty Insurance                1.3
           Consumer Finance                             1.2
           Data Processing & Outsourced Services        1.2
           Packaged Foods & Meats                       1.2
           Broadcasting & Cable TV                      1.1
           Tobacco                                      1.1
           Air Freight & Logistics                      1.0
           Other                                       26.2
                                                      -----
           Total                                      100.2%
                                                      =====

28

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA S&P 500 INDEX FUND

JUNE 30, 2003 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

                  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                  The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

                  (a) Portion of security is segregated as collateral for
                      futures contracts. Rate represents an annualized yield at time of purchase, not a coupon rate.

                  (b) Rate represents the money market fund annualized seven-day yield at June 30, 2003.

                  * Non-income-producing security for the 12 months preceding June 30, 2003.

                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA S&P 500 INDEX FUND

JUNE 30, 2003 (UNAUDITED)

ASSETS

   Investment in securities, at market value (identified cost of $2,161,817)     $1,948,560
   Cash                                                                                 115
   Receivables:
      Capital shares sold                                                             2,264
      Dividends and interest                                                          2,368
      USAA Investment Management Company                                                698
                                                                                 ----------
           Total assets                                                           1,954,005
                                                                                 ----------

LIABILITIES

   Securities purchased                                                               7,991
   Payable for capital shares redeemed                                                1,034
   USAA Investment Management Company                                                   258
   USAA Transfer Agent Company                                                          217
   Accounts payable and accrued expenses                                                210
   Variation margin                                                                       2
                                                                                 ----------
           Total liabilities                                                          9,712
                                                                                 ----------
               Net assets applicable to capital shares outstanding               $1,944,293
                                                                                 ==========

NET ASSETS CONSIST OF:

   Paid-in capital                                                               $2,394,247
   Accumulated undistributed net investment income                                      729
   Accumulated net realized loss on investments and
      futures contracts                                                            (237,313)
   Net unrealized depreciation on investments and futures contracts                (213,370)
                                                                                 ----------
               Net assets applicable to capital shares outstanding               $1,944,293
                                                                                 ==========
   Net asset value, redemption price, and offering price per share:
      Member Shares (net assets of $1,647,874/112,545 shares outstanding)        $    14.64
                                                                                 ==========
      Reward Shares (net assets of $296,419/20,246 shares outstanding)           $    14.64
                                                                                 ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

30

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA S&P 500 INDEX FUND

SIX-MONTH PERIOD ENDED JUNE 30, 2003 (UNAUDITED)

NET INVESTMENT INCOME

   Income:
       Dividends                                                          $ 15,267
       Interest                                                                159
                                                                          --------
                   Total income                                             15,426
                                                                          --------
   Expenses:
       Management fees                                                         864
       Administrative fees                                                     518
       Transfer agent fees
              Member Shares                                                  1,314
              Reward Shares                                                      9
       Postage
              Member Shares                                                    151
              Reward Shares                                                      3
       Shareholder reporting fees
              Member Shares                                                    133
              Reward Shares                                                      4
       Registration fees
              Member Shares                                                     27
              Reward Shares                                                    105
       Custodian's fees                                                          2
              Member Shares                                                     32
              Reward Shares                                                      4
       Professional fees                                                        59
       Directors' fees                                                           2
       Other                                                                    45
                                                                          --------
                   Total expenses                                            3,272
       Expenses reimbursed
              Member Shares                                                   (720)
              Reward Shares                                                   (132)
                                                                          --------
                   Net expenses                                              2,420
                                                                          --------
                      Net investment income                                 13,006
                                                                          --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FUTURES CONTRACTS

   Net realized loss from investment transactions                           (8,051)
   Net realized gain from futures transactions                               5,859
   Change in net unrealized appreciation/depreciation of
      investments and futures contracts                                    186,617
                                                                          --------
                      Net realized and unrealized gain
                         on investments and futures contracts              184,425
                                                                          --------
Increase in net assets from operations                                    $197,431
                                                                          ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA S&P 500 INDEX FUND

SIX-MONTH PERIOD ENDED JUNE 30, 2003 (UNAUDITED),
AND YEAR ENDED DECEMBER 31, 2002

                                                                  6/30/2003          12/31/2002
                                                               --------------------------------
FROM OPERATIONS

   Net investment income                                       $     13,006       $      30,993
   Net realized loss from investment
       and futures transactions                                      (2,192)           (204,158)
   Change in net unrealized appreciation/depreciation
       of investments and futures contracts                         186,617            (467,065)
                                                               --------------------------------
          Increase (decrease) in net assets from operations         197,431            (640,230)
                                                               --------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income
       Member Shares                                                (10,610)            (26,028)
       Reward Shares                                                 (2,083)             (5,274)*
                                                               --------------------------------
          Total distributions of net investment income              (12,693)            (31,302)
                                                               --------------------------------
Net increase (decrease) in net assets
   from capital share transactions                                   94,343            (565,407)
                                                               --------------------------------
Net increase (decrease) in net assets                               279,081          (1,236,939)

NET ASSETS

   Beginning of period                                            1,665,212           2,902,151
                                                               --------------------------------
   End of period                                               $  1,944,293       $   1,665,212
                                                               ================================
Accumulated undistributed net investment income:
   End of period                                               $        729       $         416
                                                               ================================

* REWARD SHARES WERE INITIATED ON MAY 1, 2002.

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA S&P 500 INDEX FUND

JUNE 30, 2003 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

               USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the Act), as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this semiannual report pertains only to the USAA S&P 500 Index Fund (the Fund). The Fund's investment objective is to match, before fees and expenses, the performance of the S&P 500 Index. USAA Investment Management Company (the Manager), an affiliate of the Fund, has retained Northern Trust Investments, N.A. (formerly known as Northern Trust Investments, Inc.), (NTI) to serve as subadviser for the Fund. Prior to May 1, 2003, Deutsche Asset Management, Inc. served as the Fund's subadviser. NTI is responsible for investing the Fund's assets. Under normal market conditions, NTI attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets in the stocks of companies composing the S&P 500 Index.

               The Fund has two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes.

                  A. SECURITY VALUATION - The value of each security is
                     determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                     1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange, are valued at the last sales price on that exchange.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND

JUNE 30, 2003 (UNAUDITED)

                     2. Over-the-counter securities are generally priced using
                        the Nasdaq Official Closing Price (NOCP) or, if not available, the average of the bid and asked prices.

                     3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

                     4. Securities for which market quotations are not readily
                        available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund are valued in good faith at fair value, using methods determined by the Manager, in consultation with the investment subadviser for the Fund, under valuation procedures approved by the Company's Board of Directors.

                  B. FUTURES CONTRACTS - The Fund may enter into financial
                     futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Upon entering into a contract, the Fund is required to make an initial margin deposit of either cash or securities in an amount equal to a certain percentage of the contract. Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities.

                  C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND

JUNE 30, 2003 (UNAUDITED)

                     all of its income to its shareholders. Therefore, no federal income tax provision is required.

                  D. INVESTMENTS IN SECURITIES - Security transactions are
                     accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

                  E. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

               The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

               Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND

JUNE 30, 2003 (UNAUDITED)

               borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

               The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the six-month period ended June 30, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

               The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2003, in accordance with applicable tax laws.

               Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At December 31, 2002, the Fund had capital loss carryovers of $224,539,000 for federal income tax purposes which, if not offset by subsequent capital gains, will expire between 2009 and 2010. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

               Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended June 30, 2003, were $105,477,000 and $8,583,000, respectively.

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND

JUNE 30, 2003 (UNAUDITED)

               At June 30, 2003, the cost of securities for federal income tax purposes was approximately the same as that reported in the financial statements.

               Gross unrealized appreciation and depreciation of investments as of June 30, 2003, were $160,791,000 and $374,048,000, respectively, resulting in net unrealized depreciation of $213,257,000.

(5) FUTURES CONTRACTS
--------------------------------------------------------------------------------

               A summary of obligations under these financial instruments at June 30, 2003, is as follows:

                                                                                   MARKET        UNREALIZED
               TYPE OF FUTURE             EXPIRATION    CONTRACTS    POSITION       VALUE       DEPRECIATION
               -----------------------------------------------------------------------------------------------
               S&P 500 Index Futures      Sept. 2003       78          Long      $18,979,000     $(113,000)

               At June 30, 2003, the Fund segregated securities with a value of $3,224,000 to cover margin requirements on open futures contracts.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND

JUNE 30, 2003 (UNAUDITED)

(6) CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------

               At June 30, 2003, there were 725,000,000 shares of $0.01 par value capital stock authorized for the Fund, designated as Member Shares and Reward Shares. Authorized shares for the Member Shares and Reward Shares were 375,000,000 and 350,000,000, respectively.

               Capital share transactions were as follows, in thousands:

                                                           SIX-MONTH
                                                          PERIOD ENDED                  YEAR ENDED
                                                           6/30/2003                    12/31/2002
                                                      -----------------------------------------------------
                                                      SHARES         AMOUNT       SHARES          AMOUNT
                                                      -----------------------------------------------------
MEMBER SHARES:
      Shares sold                                     13,404      $ 181,879       24,562     $   377,075
      Shares issued from reinvested dividends            721          9,967        1,540          21,884
      Conversion to Reward Shares*                         -              -      (56,963)       (927,967)
      Shares redeemed                                 (8,943)      (121,284)     (29,876)**     (467,100)**
                                                      -----------------------------------------------------
      Net increase (decrease) from
          capital share transactions                   5,182      $  70,562      (60,737)    $  (996,108)
                                                      =====================================================
REWARD SHARES (COMMENCED ON MAY 1, 2002):
      Shares sold                                      3,229      $  45,002       59,439     $   963,734
      Conversion from Member Shares*                       -              -       56,963         927,967
      Shares issued from reinvested dividends             99          1,384          162           2,172
      Shares redeemed                                 (1,663)       (22,605)     (97,983)**   (1,463,172)**
                                                      -----------------------------------------------------
      Net increase from
          capital share transactions                   1,665      $  23,781       18,581     $   430,701
                                                      =====================================================

 * Conversions from Member Shares to Reward Shares shown for the year ended December 31, 2002, related primarily to the initial conversion made when the Reward Shares were initiated on May 1, 2002. Conversions for the six-month period ended June 30, 2003, are included in Member Shares redeemed and Reward Shares sold.
** Includes in-kind redemptions made by an affiliate of the Manager, in the amounts of $200,000,000 (11,820,000 shares) for the Member Shares and $200,000,000 (15,361,000 shares) for the Reward Shares.

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND

JUNE 30, 2003 (UNAUDITED)

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

                  A. MANAGEMENT FEES - The Manager carries out the Fund's
                     investment policies and provides oversight of the management of the Fund's assets managed by a subadviser. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended June 30, 2003, the Fund incurred management fees, paid or payable to the Manager, of $864,000.

                  B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with NTI, under which NTI directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays NTI a subadvisory fee.

                  C. ADMINISTRATIVE FEES - The Fund has entered into an
                     administration agreement with the Manager under which the Manager provides administrative services to the Fund. For such services, the Manager receives a fee computed at an annualized rate of 0.06% of the Fund's monthly average net assets. For the six-month period ended June 30, 2003, the Fund incurred administrative fees, paid or payable to the Manager, of $518,000.

                  D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Member Shares and the Reward Shares to 0.35% and 0.17%, respectively, of their annual average net assets, and will reimburse the Fund for all expenses in excess of those amounts. Prior to May 1, 2003, the expense limitation for the Member Shares was 0.27% of their annual average net assets. These agreements may be modified or terminated at any time. For the six-month period ended June 30, 2003, the Fund incurred reimbursable expenses for the Member Shares and the Reward Shares of $720,000 and $132,000, respectively.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND

JUNE 30, 2003 (UNAUDITED)

                  E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                     USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agency services to the Fund based on an annual charge of $20 per shareholder account, plus out-of-pocket expenses. For the six-month period ended June 30, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $1,323,000.

                  F. UNDERWRITING AGREEMENT - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

                  G. ACCOUNT MAINTENANCE FEE - SAS assesses a $10 annual account maintenance fee to allocate part of the fixed cost of maintaining shareholder accounts. This fee is waived on accounts with balances of $10,000 or more.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

               USAA Investment Management Company is an indirectly wholly owned subsidiary of United Services Automobile Association (the Association), a large, diversified financial services institution. At June 30, 2003, the Association and its affiliates owned 4,996,000 shares (3.8%) of the Fund.

               Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

40

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           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND

JUNE 30, 2003 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS - MEMBER SHARES
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                       SIX-MONTH
                                      PERIOD ENDED
                                        JUNE 30,          YEARS ENDED DECEMBER 31,
                                  --------------------------------------------------
                                         2003                2002               2001
                                  --------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value at
   beginning of period            $     13.22         $     17.26        $     19.91
                                  --------------------------------------------------
Income (loss) from
   investment operations:
      Net investment income               .10                 .21                .21
      Net realized and
         unrealized gain (loss)
         on investments and
         futures transactions            1.42               (4.04)             (2.62)
                                  --------------------------------------------------
Total from investment
   operations                            1.52               (3.83)             (2.41)
                                  --------------------------------------------------
Less distributions from:
      Net investment income              (.10)               (.21)              (.21)
      Realized capital gains                -                   -               (.03)
                                  --------------------------------------------------
Total distributions                      (.10)               (.21)              (.24)
                                  --------------------------------------------------
Net asset value at end of period  $     14.64         $     13.22        $     17.26
                                  ==================================================
Total return (%)*                       11.53              (22.25)            (12.09)
SUPPLEMENTAL DATA AND RATIOS
Net assets at end of
   period (000)                   $ 1,647,874         $ 1,419,537        $ 2,902,151
Ratios to average net
   assets:**
      Expenses (%)                        .30(a,h)            .23(b,c)           .18(c,d,g)
      Expenses excluding
         reimbursements (%)               .40(h)              .32                .19(g)
      Net investment income (%)          1.49(h)             1.33               1.19
Portfolio turnover (%)                    .50                   9(f)              14(e)

                                              YEARS ENDED DECEMBER 31,
                                  ------------------------------------------------
                                         2000              1999               1998
                                  ------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value at
   beginning of period            $     22.92       $     19.27        $     15.16
                                  ------------------------------------------------
Income (loss) from
   investment operations:
      Net investment income               .23               .25                .21
      Net realized and
         unrealized gain
         (loss) on investments
         and futures
         transactions                   (2.33)             3.71               4.11
                                  ------------------------------------------------
Total from investment
   operations                           (2.10)             3.96               4.32
                                  ------------------------------------------------
Less distributions from:
      Net investment income              (.24)             (.26)              (.21)
      Realized capital gains             (.67)             (.05)                 -
                                  ------------------------------------------------
Total distributions                      (.91)             (.31)              (.21)
                                  ------------------------------------------------
Net asset value at end of period  $     19.91       $     22.92        $     19.27
                                  ================================================
Total return (%)*                       (9.27)            20.67              28.62
SUPPLEMENTAL DATA AND RATIOS
Net assets at end of
   period (000)                   $ 2,985,505       $ 3,196,483        $ 1,855,855
Ratios to average net
   assets:**
      Expenses (%)                        .18(d,g)          .18(d,g)           .18(d,g)
      Expenses excluding
         reimbursements (%)               .18(g)            .18(g)             .20(g)
      Net investment income (%)          1.06              1.25               1.40
Portfolio turnover (%)                     28(e)             13(e)               4(e)

  * Assumes reinvestment of all dividend income and realized capital gain distributions during the period; does not reflect $10 annual account maintenance fee. Calculated using net assets adjusted for last day trades and adjustments and could differ from the Lipper reported return.
 ** For the six-month period ended June 30, 2003, average net assets were
    $1,485,081,000.
(a) Effective May 1, 2003, the Manager voluntarily agreed to reimburse the Member Shares for expenses in excess of 0.35% of their annual average net assets.
(b) Effective May 1, 2002, the Manager voluntarily agreed to reimburse the Member Shares for expenses in excess of 0.27% of their annual average net assets through April 30, 2003.
(c) Effective August 13, 2001, the Manager voluntarily agreed to reimburse the Fund for expenses in excess of 0.18% of its annual average net assets through April 30, 2002.
(d) Effective May 6, 1998, through August 12, 2001, the Manager was contractually entitled to receive fees from the Fund only to the extent that the aggregate annual operating expenses of the Fund and the Equity 500 Index Portfolio (the Portfolio), the master fund when the Fund operated in a master-feeder structure, did not exceed 0.18% of the Fund's annual average net assets.
(e) Represents the portfolio turnover rate of the Portfolio for years prior to 2001. For 2001, the turnover rate is based on the Fund's proportionate share of the Portfolio's purchases and sales of long-term investments through the date that the Fund operated in a master-feeder structure.
(f) Excludes in-kind redemptions.
(g) Includes expenses of the Portfolio through August 12, 2001, the date at which the Fund ceased to operate in a master-feeder structure and separated from the Portfolio.
(h) Annualized. The ratio is not necessarily indicative of 12 months of operations.

    SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND

JUNE 30, 2003 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS (CONTINUED) - REWARD SHARES
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                         SIX-MONTH
                                                      PERIOD ENDED          PERIOD ENDED
                                                          JUNE 30,          DECEMBER 31,
                                                      ----------------------------------
                                                              2003                  2002*
                                                      ----------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value at beginning of period                   $   13.22            $    16.35
                                                      ----------------------------------
Income (loss) from investment operations:
      Net investment income                                    .11                   .21(a)
      Net realized and unrealized gain (loss) on
        investments and futures transactions                  1.42                 (3.16)(a)
                                                      ----------------------------------
Total from investment operations                              1.53                 (2.95)(a)
                                                      ----------------------------------
Less distributions from:
      Net investment income                                   (.11)                 (.18)
                                                      ----------------------------------
Net asset value at end of period                         $   14.64            $    13.22
                                                      ==================================
Total return (%)**                                           11.61                (18.06)
SUPPLEMENTAL DATA AND RATIOS
Net assets at end of period (000)                        $ 296,419            $  245,675
Ratios to average net assets:***
      Expenses (%)                                             .17(b)                .17(b,c)
      Expenses excluding reimbursements (%)                    .27(b)                .23(b)
      Net investment income (%)                               1.61(b)               1.54(b)
Portfolio turnover (%)                                         .50                     9(d)

  * Reward Shares were initiated on May 1, 2002.
 ** Assumes reinvestment of all dividend income distributions during the period.
    Calculated using net assets adjusted for last day trades and adjustments and could differ from the Lipper reported return.
*** For the six-month period ended June 30, 2003, average net assets were
    $258,318,000.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Effective May 1, 2002, the Manager voluntarily agreed to reimburse the Reward Shares for expenses in excess of 0.17% of their average annual net assets.
(d) Excludes in-kind redemptions.

    SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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

            DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                         Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                         Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

  INVESTMENT ADVISER,    USAA Investment Management Company
         UNDERWRITER,    P.O. Box 659453
      AND DISTRIBUTOR    San Antonio, Texas 78265-9825

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    The Northern Trust Company
                         50 S. LaSalle Street
                         Chicago, Illinois 60675

  INDEPENDENT AUDITOR    Ernst & Young LLP
                         100 West Houston St., Suite 1900
                         San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND    (from touch-tone phones only)
    USAA TOUCHLINE(R)    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

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                                     INSURANCE o MEMBER SERVICES

28651-0803                                   (C)2003, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

Item is not required for a semiannual report.




ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not required for a semiannual report.




ITEM 4-8.  (RESERVED)




ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.